Document and Entity Information	Jun. 18, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000935036
Document Type	8-K
Document Period End Date	Jun. 18, 2025
Entity File Number	0-25346
Entity Registrant Name	ACI WORLDWIDE, INC.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-0772104
Entity Address, Address Line One	6060 Coventry Drive
Entity Address, City or Town	Elkhorn
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68022
City Area Code	(402)
Local Phone Number	390-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.005 par value
Trading Symbol	ACIW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false